Financial Instruments and Financial Risk Management - Currency Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024	Jul. 01, 2023
Financial Instruments and Financial Risk Management
Cash	$ 31,177	$ 38,667	$ 44,975
Accounts payable	1,104	7,355	$ 8,256
Currency risk
Financial Instruments and Financial Risk Management
Cash	$ 8,057	5,879
Accounts payable		$ 4